FRANKLIN ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

	Principal Amount	Value
U.S. Government and Agency Securities 31.5%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$43,337	$43,170
Dy9 Leasing LLC, 2.372%, 3/19/27	1,932,637	1,951,679
FICO, D-P, Strip, 9/26/19	1,585,000	1,576,634
Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,263,115
[a]KE Export Leasing LLC, 2013-A, secured note, FRN, 2.751%, (3-Month USD LIBOR + 0.23%), 2/28/25	996,934	993,479
Overseas Private Investment Corp.,
4.01%, 5/15/30	1,785,000	1,946,971
A, zero cpn., 11/15/20	225,000	284,943
Petroleos Mexicanos, 2.378%, 4/15/25	840,000	847,053
Reliance Industries Ltd.,
2.512%, 1/15/26	1,312,500	1,326,120
senior secured note, 2.06%, 1/15/26	1,750,000	1,749,106
Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	857,055
Tayarra Ltd., 3.628%, 2/15/22	487,377	496,742
U.S. Treasury Note,
1.125%, 2/28/21	2,000,000	1,977,383
1.25%, 3/31/21	2,500,000	2,476,416
1.375%, 10/31/20	2,000,000	1,987,070
1.375%, 4/30/21	2,000,000	1,985,156
1.50%, 7/15/20	2,000,000	1,990,977
1.50%, 8/15/20	2,500,000	2,488,574
1.875%, 11/30/21	1,800,000	1,805,344
2.25%, 7/31/21	1,500,000	1,514,707
2.50%, 1/15/22	500,000	509,365
2.625%, 11/15/20	2,000,000	2,020,586
2.625%, 5/15/21	2,000,000	2,030,703
2.75%, 9/30/20	1,250,000	1,263,159
2.875%, 10/31/20	2,500,000	2,532,764
[b]Index Linked, 0.125%, 7/15/24	1,936,206	1,934,661
[b]Index Linked, 0.375%, 7/15/25	1,346,300	1,362,406
Zarapito Leasing LLC, 2.628%, 11/12/26	1,981,170	2,020,425

Total U.S. Government and Agency Securities (Cost $42,757,619)		43,235,763

Mortgage-Backed Securities 74.9%

[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 41.1%
FHLMC, 2.621%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	1,210,463	1,207,682
FHLMC, 2.641%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25	1,843,712	1,830,792
FHLMC, 2.651%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	1,349,720	1,346,038
FHLMC, 2.661%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	1,489,263	1,475,326
FHLMC, 2.671%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28	1,409,644	1,401,725
FHLMC, 2.681%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	1,435,602	1,431,148
FHLMC, 2.721%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	1,425,056	1,420,717
FHLMC, 2.731%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	179,237	178,816
FHLMC, 2.761%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	1,490,553	1,486,713
FHLMC, 2.771%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,586,329	1,582,187
FHLMC, 2.771%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	1,789,616	1,785,045
FHLMC, 2.781%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,438,420	1,434,603
FHLMC, 2.791%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24	1,106,577	1,104,946
FHLMC, 2.791%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,061,302	1,058,871
FHLMC, 2.801%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	1,505,880	1,503,285
FHLMC, 2.801%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	990,050	988,308
FHLMC, 2.811%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22	173,402	173,402
FHLMC, 2.811%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22	502,421	502,297
FHLMC, 2.831%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	1,851,992	1,853,490

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value
Mortgage-Backed Securities (continued)

[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.844%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40	$2,431,809	$2,436,791
FHLMC, 2.851%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	1,701,417	1,706,620
FHLMC, 2.931%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	1,999,092	2,002,631
FHLMC, 2.941%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25	2,000,000	2,012,216
FHLMC, 2.961%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26	2,000,000	2,008,668
FHLMC, 2.961%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29	1,999,961	2,007,710
FHLMC, 2.971%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	1,971,496	1,979,599
FHLMC, 2.991%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28	1,955,106	1,963,884
FHLMC, 3.081%, (1-Month USD LIBOR +/- MBS Margin), 9/25/25	550,243	551,550
FHLMC, 4.136%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	42,439	44,390
FHLMC, 4.225%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	92,963	97,165
FHLMC, 4.246%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	34,233	35,893
FHLMC, 4.319%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	219,893	228,822
FHLMC, 4.381%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	2,909	3,043
FHLMC, 4.427%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	58,291	61,496
FHLMC, 4.455%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	274,705	285,149
FHLMC, 4.475%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	19,515	20,449
FHLMC, 4.475%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	21,335	22,373
FHLMC, 4.496%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	4,805	5,038
FHLMC, 4.50%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	9,284	9,734
FHLMC, 4.50%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	159,084	167,580
FHLMC, 4.52%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	73,801	77,242
FHLMC, 4.545%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	16,378	17,347
FHLMC, 4.547%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	5,091	5,185
FHLMC, 4.548%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	85,715	90,061
FHLMC, 4.552%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	56,928	59,897
FHLMC, 4.559%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	28,422	29,909
FHLMC, 4.566%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	8,219	8,653
FHLMC, 4.592%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	79,679	83,526
FHLMC, 4.594%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	313,832	330,663
FHLMC, 4.597%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	82,928	86,402
FHLMC, 4.599%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	15,300	16,139
FHLMC, 4.602%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	29,996	31,568
FHLMC, 4.605%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	212,548	221,919
FHLMC, 4.615%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	17,671	18,570
FHLMC, 4.616%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	32,732	34,227
FHLMC, 4.618%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	166,293	175,626
FHLMC, 4.626%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	137,019	144,257
FHLMC, 4.626%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	94,732	100,011
FHLMC, 4.636%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	5,199	5,478
FHLMC, 4.642%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	144	147
FHLMC, 4.645%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	305,230	319,737
FHLMC, 4.655%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	337,075	354,542
FHLMC, 4.656%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	562,667	593,797
FHLMC, 4.657%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	851,985	895,592
FHLMC, 4.667%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	1,193	1,205
FHLMC, 4.667%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	2,231	2,351
FHLMC, 4.671%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	28,355	29,645
FHLMC, 4.672%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	933	971
FHLMC, 4.672%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	11,331	11,938
FHLMC, 4.682%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	2,508,478	2,649,370
FHLMC, 4.692%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	10,656	11,207
FHLMC, 4.70%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	9,685	10,159
FHLMC, 4.704%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	200,990	211,795
FHLMC, 4.705%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	461,448	486,251
FHLMC, 4.707%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,061,519	1,105,973

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value
Mortgage-Backed Securities (continued)

[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 4.717%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	$151,632	$162,346
FHLMC, 4.719%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	4,672	4,927
FHLMC, 4.721%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	20,389	21,478
FHLMC, 4.723%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	894	939
FHLMC, 4.726%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	72,834	77,061
FHLMC, 4.728%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	16,565	17,466
FHLMC, 4.729%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	15,821	16,620
FHLMC, 4.746%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	20,293	21,475
FHLMC, 4.747%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	46,724	49,371
FHLMC, 4.747%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	106,815	112,881
FHLMC, 4.748%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	3,215	3,343
FHLMC, 4.75%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	20,979	22,161
FHLMC, 4.768%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	40,699	43,279
FHLMC, 4.769%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	1,985,330	2,083,966
FHLMC, 4.777%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	65,874	69,382
FHLMC, 4.778%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	719,014	751,945
FHLMC, 4.785%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	20,366	21,535
FHLMC, 4.789%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	1,367,199	1,441,249
FHLMC, 4.793%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	69,878	73,692
FHLMC, 4.802%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	650,451	685,521
FHLMC, 4.804%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	35,930	37,904
FHLMC, 4.818%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	339,623	357,164
FHLMC, 4.83%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	3,963	4,083
FHLMC, 4.835%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	23,980	25,310
FHLMC, 4.855%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	111,894	115,160
FHLMC, 4.909%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	66,860	70,812
FHLMC, 4.95%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	334,422	355,249
FHLMC, 4.981%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	43,887	46,369
FHLMC, 4.991%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	70,619	74,700
FHLMC, 5.273%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	11,781	12,305
FHLMC, 5.308%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	6,551	6,938
FHLMC, 5.492%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	1,297	1,305

		56,425,488

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.5%
FHLMC, 3.458%, 8/25/23	2,000,000	2,103,263
FHLMC, 3.49%, 1/25/24	2,000,000	2,111,799
FHLMC, 3.50%, 6/01/26	662,866	684,374

		4,899,436

[c]Federal National Mortgage Association (FNMA) Adjustable Rate 17.3%
FNMA, 2.757%, (11th District COF +/- MBS Margin), 8/01/29	32,676	32,588
FNMA, 2.804%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46	1,976,913	1,979,167
FNMA, 2.804%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46	1,655,584	1,655,206
FNMA, 3.677%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	981	1,002
FNMA, 3.71%, (11th District COF +/- MBS Margin), 10/01/27	394	394
FNMA, 3.725%, (6-Month USD LIBOR +/- MBS Margin), 6/01/21	85	85
FNMA, 3.809%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	4,871	4,951
FNMA, 3.854%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	1,069	1,076
FNMA, 3.877%, (1 Year CMT +/- MBS Margin), 1/01/31	21,193	20,872
FNMA, 3.882%, (1 Year CMT +/- MBS Margin), 6/01/40	66,194	67,991
FNMA, 3.882%, (1 Year CMT +/- MBS Margin), 11/01/40	18,640	18,704
FNMA, 3.927%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,848	2,881
FNMA, 4.013%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/23	2,133	2,177
FNMA, 4.063%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	60,840	63,127

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value
Mortgage-Backed Securities (continued)

[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 4.081%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	$6,766	$7,066
FNMA, 4.099%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	5,717	5,816
FNMA, 4.112%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	59,069	60,932
FNMA, 4.115%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,842	4,004
FNMA, 4.143%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	6,901	6,977
FNMA, 4.156%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	11,097	11,489
FNMA, 4.169%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	398,345	411,408
FNMA, 4.175%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	13,788	14,262
FNMA, 4.175%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	8,311	8,476
FNMA, 4.175%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	5,752	5,960
FNMA, 4.195%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	7,758	8,051
FNMA, 4.196%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	5,478	5,668
FNMA, 4.211%, (11th District COF +/- MBS Margin), 8/01/28	23,412	23,938
FNMA, 4.221%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	1,569	1,615
FNMA, 4.225%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	16,350	16,959
FNMA, 4.243%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	7,148	7,421
FNMA, 4.257%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	6,151	6,328
FNMA, 4.276%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	13,660	14,259
FNMA, 4.28%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	935	969
FNMA, 4.282%, (1 Year CMT +/- MBS Margin), 10/01/35	246,503	254,539
FNMA, 4.295%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	22,091	22,850
FNMA, 4.308%, (1 Year CMT +/- MBS Margin), 11/01/35	39,589	40,891
FNMA, 4.309%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	30,879	32,160
FNMA, 4.311%, (1 Year CMT +/- MBS Margin), 11/01/35	31,524	32,555
FNMA, 4.314%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	219,093	227,104
FNMA, 4.326%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	216,887	223,853
FNMA, 4.35%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	13,544	14,009
FNMA, 4.357%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	26,385	27,277
FNMA, 4.357%, (1 Year CMT +/- MBS Margin), 11/01/35	39,381	40,762
FNMA, 4.36%, (1 Year CMT +/- MBS Margin), 11/01/35	33,700	34,621
FNMA, 4.36%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	4,574	4,738
FNMA, 4.365%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	8,586	8,857
FNMA, 4.365%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	175,977	182,011
FNMA, 4.368%, (1 Year CMT +/- MBS Margin), 11/01/35	118,940	123,064
FNMA, 4.372%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	24,773	25,649
FNMA, 4.374%, (1 Year CMT +/- MBS Margin), 11/01/35	294,232	298,989
FNMA, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	69,979	73,508
FNMA, 4.376%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	740,529	763,933
FNMA, 4.387%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	89,629	93,159
FNMA, 4.387%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	6,144	6,368
FNMA, 4.387%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	9,097	9,466
FNMA, 4.391%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	2,142	2,221
FNMA, 4.395%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	51,078	53,868
FNMA, 4.399%, (1 Year CMT +/- MBS Margin), 11/01/35	142,251	146,979
FNMA, 4.409%, (1 Year CMT +/- MBS Margin), 11/01/35	47,767	49,517
FNMA, 4.411%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	8,400	8,837
FNMA, 4.43%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	139,260	146,049
FNMA, 4.44%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	95,309	100,144
FNMA, 4.44%, (1 Year CMT +/- MBS Margin), 11/01/35	84,041	87,012
FNMA, 4.441%, (1 Year CMT +/- MBS Margin), 10/01/35	654,734	679,902
FNMA, 4.446%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	3,275	3,439
FNMA, 4.455%, (1 Year CMT +/- MBS Margin), 11/01/35	48,068	49,929
FNMA, 4.459%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	8,244	8,480
FNMA, 4.461%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	359,533	375,940
FNMA, 4.472%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	33,461	34,831
FNMA, 4.48%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	38,815	40,354

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value
Mortgage-Backed Securities (continued)

[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 4.48%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	$432,673	$453,476
FNMA, 4.485%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	105,985	111,189
FNMA, 4.489%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	8,816	9,230
FNMA, 4.492%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	36,016	37,975
FNMA, 4.494%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	283,255	296,884
FNMA, 4.495%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	7,819	8,015
FNMA, 4.497%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,070	1,115
FNMA, 4.506%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	139,888	146,070
FNMA, 4.524%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	56,104	59,766
FNMA, 4.525%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,101	1,117
FNMA, 4.535%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	187,436	196,384
FNMA, 4.54%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	462,929	485,768
FNMA, 4.547%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	2,230	2,289
FNMA, 4.555%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	7,665	8,031
FNMA, 4.555%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	194,441	203,746
FNMA, 4.559%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	8,527	8,808
FNMA, 4.561%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	19,428	20,168
FNMA, 4.564%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	53,509	56,228
FNMA, 4.574%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	774,420	812,965
FNMA, 4.574%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	54,574	57,337
FNMA, 4.578%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	445,602	467,061
FNMA, 4.579%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	121,422	128,707
FNMA, 4.58%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	10,517	11,018
FNMA, 4.58%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	33,387	35,063
FNMA, 4.581%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	1,582	1,646
FNMA, 4.585%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	18,581	19,552
FNMA, 4.587%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,233	1,301
FNMA, 4.591%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	223,897	234,669
FNMA, 4.592%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	11,457	12,000
FNMA, 4.594%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	672,238	705,153
FNMA, 4.596%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	51,248	54,088
FNMA, 4.597%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	8,334	8,813
FNMA, 4.60%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	142,010	149,033
FNMA, 4.607%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	1,893,486	1,987,842
FNMA, 4.608%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	101,300	106,760
FNMA, 4.609%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	101,946	107,443
FNMA, 4.612%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	256,776	270,142
FNMA, 4.615%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	25,986	27,251
FNMA, 4.618%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	10,904	11,285
FNMA, 4.621%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	53,418	56,453
FNMA, 4.622%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	83,214	87,697
FNMA, 4.625%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	56,588	59,895
FNMA, 4.628%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	12,693	13,301
FNMA, 4.631%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	1,509,811	1,593,523
FNMA, 4.633%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	44,501	46,696
FNMA, 4.634%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	78,684	83,323
FNMA, 4.644%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	76,281	79,784
FNMA, 4.646%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	466,391	492,668
FNMA, 4.648%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	13,431	14,087
FNMA, 4.653%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	20,511	21,694
FNMA, 4.656%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	27,449	28,687
FNMA, 4.656%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	111,322	117,310
FNMA, 4.657%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	63,064	66,024
FNMA, 4.66%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	104,457	110,044
FNMA, 4.667%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	2,030	2,090
FNMA, 4.669%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	1,796,509	1,884,254

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value
Mortgage-Backed Securities (continued)

[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 4.673%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	$3,699	$3,871
FNMA, 4.678%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	3,389	3,601
FNMA, 4.679%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	8,558	9,174
FNMA, 4.683%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	47,101	49,302
FNMA, 4.684%, (1 Year CMT +/- MBS Margin), 5/01/36	95,014	99,557
FNMA, 4.685%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	210,457	222,481
FNMA, 4.685%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	275,842	290,179
FNMA, 4.70%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	43,362	46,002
FNMA, 4.701%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	339,541	356,553
FNMA, 4.702%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	2,304	2,423
FNMA, 4.72%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	21,329	22,449
FNMA, 4.721%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	15,366	16,260
FNMA, 4.723%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	19,755	20,308
FNMA, 4.723%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	40,871	43,261
FNMA, 4.73%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	44,303	46,753
FNMA, 4.731%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	37,876	39,245
FNMA, 4.754%, (1 Year CMT +/- MBS Margin), 9/01/36	77,377	81,307
FNMA, 4.76%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	40,898	43,188
FNMA, 4.765%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	159,381	168,073
FNMA, 4.768%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,879	1,947
FNMA, 4.769%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	11,747	12,264
FNMA, 4.77%, (1 Year CMT +/- MBS Margin), 10/01/36	93,158	97,857
FNMA, 4.79%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	51,766	54,853
FNMA, 4.794%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	3,078	3,188
FNMA, 4.797%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	8,383	8,793
FNMA, 4.799%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	11,946	12,569
FNMA, 4.801%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	72,897	76,911
FNMA, 4.817%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	46,870	49,517
FNMA, 4.821%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	3,861	4,006
FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	98,666	100,893
FNMA, 4.826%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	371,966	382,955
FNMA, 4.844%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	29,650	31,361
FNMA, 4.849%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	80,082	84,368
FNMA, 4.907%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	73,599	78,126
FNMA, 4.933%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	128,773	135,925
FNMA, 4.943%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	65,691	69,180
FNMA, 4.972%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	74,797	79,364
FNMA, 5.018%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	6,304	6,586
FNMA, 5.06%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	28,760	30,668
FNMA, 5.341%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	30,584	32,776
FNMA, 6.23%, (6-Month USD LIBOR +/- MBS Margin), 4/01/33	509	528

		23,791,224

Federal National Mortgage Association (FNMA) Fixed Rate 13.0%
FNMA, 3.50%, 9/01/25	100,954	104,229
FNMA, 3.50%, 10/01/25	850,291	877,881
FNMA, 3.50%, 3/01/26	729,639	753,314
FNMA, 3.50%, 8/01/26	131,569	135,838
FNMA, 3.50%, 8/01/26	48,756	50,338
FNMA, 3.50%, 10/01/26	6,431	6,640
FNMA, 3.50%, 10/01/26	3,502	3,615
FNMA, 3.50%, 10/01/26	17,034	17,715
FNMA, 3.50%, 1/01/27	13,868	14,318
FNMA, 3.50%, 1/01/27	32,614	33,673
FNMA, 3.50%, 1/01/27	953,518	984,458

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value
Mortgage-Backed Securities (continued)

Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 3.50%, 4/01/27	$205,565	$212,613
FNMA, 3.50%, 7/01/27	990,067	1,022,193
FNMA, 3.50%, 5/01/31	253,327	261,547
[d]FNMA, 3.50%, 7/01/49	2,500,000	2,555,273
[d]FNMA, 4.00%, 7/15/34	5,000,000	5,191,211
FNMA, 4.00%, 1/01/49	1,449,697	1,501,868
[d]FNMA, 4.00%, 7/01/49	4,000,000	4,133,516

		17,860,240

Total Mortgage-Backed Securities (Cost $103,138,791)		102,976,388

Total Investments before Short Term Investments (Cost $145,896,410)		146,212,151

	Shares

Short Term Investments (Cost $2,441,806) 1.8%

Money Market Funds 1.8%
[e,f]Institutional Fiduciary Trust Money Market Portfolio, 2.05%	2,441,806	2,441,806

Total Investments (Cost $148,338,216) 108.2%		148,653,957

Other Assets, less Liabilities (8.2)%		(11,299,903)

Net Assets 100.0%		$137,354,054

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

bPrincipal amount of security is adjusted for inflation.

cAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

dSecurity purchased on a to-be-announced (TBA) basis.

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 5 regarding investments in affiliated management investment companies.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 2 Yr. Note	Long	63	$13,556,320	9/30/19	$79,657
U.S. Treasury 5 Yr. Note	Short	30	3,544,688	9/30/19	(15,471)
U.S. Treasury 10 Yr. Note	Short	22	2,815,313	9/19/19	(23,061)
U.S. Treasury 10 Yr. Ultra Note	Short	5	690,625	9/19/19	(7,003)
U.S. Treasury Long Bond	Short	3	466,781	9/19/19	(5,161)
U.S. Treasury Ultra Bond	Short	2	355,125	9/19/19	(3,065)

Total Futures Contracts					$25,896

*As of period end.

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

Abbreviations
Selected Portfolio
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
FICO	Financing Corp.
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2019, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$ 12,768,717	$ 64,036,946	$ (74,363,857)	$ -	$ -	$ 2,441,806	2,441,806	$ 50,252

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$–	$43,235,763	$–	$43,235,763
Mortgage-Backed Securities	–	102,976,388	–	102,976,388
Short Term Investments	2,441,806	–	–	2,441,806

Total Investments in Securities	$2,441,806	$146,212,151	$–	$148,653,957

Other Financial Instruments:
Futures Contracts	$79,657	$–	$–	$79,657

Liabilities:
Other Financial Instruments:
Futures Contracts	$53,761	$–	$–	$53,761

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.